UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21173

                           MAN-GLENWOOD LEXINGTON, LLC
               (Exact name of registrant as specified in charter)

                                    --------

                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                Kirsten Ganschow
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                    DATE OF REPORTING PERIOD: MARCH 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


MAN-GLENWOOD LEXINGTON, LLC

FINANCIAL STATEMENTS AS OF MARCH 31, 2008
AND REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

MAN-GLENWOOD LEXINGTON, LLC

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...............       1

FINANCIAL STATEMENTS:

   Statement of Assets and Liabilities ................................       2

   Statement of Operations ............................................       3

   Statements of Changes in Net Assets ................................       4

   Statement of Cash Flows ............................................       5

   Notes to Financial Statements ......................................    6-10

FUND MANAGEMENT (Unaudited) ...........................................      11

INVESTMENT ADVISORY RENEWAL DISCLOSURE (Unaudited) ....................   12-13

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company's Form N-Q is available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

[DELOITTE LOGO]

                                                        DELOITTE & TOUCHE LLP
                                                        111 S. Wacker Drive
                                                        Chicago, IL 60606-4301
                                                        USA

                                                        Tel: +1 312 486 1000
                                                        Fax: +1 312 486 1486
                                                        www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Man-Glenwood Lexington, LLC:

We have audited the accompanying statement of assets and liabilities of Man-Glenwood Lexington, LLC (the "Company"), as of March 31, 2008, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the five years then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008 by correspondence with the management of the underlying funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Man-Glenwood Lexington, LLC as of March 31, 2008, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the financial statements of Man-Glenwood Lexington Associates Portfolio, LLC (the "Portfolio Company"), the Portfolio Company held investments valued at $171,641,687 (112.10% of Portfolio Company's net assets) as of March 31, 2008, whose values have been estimated by management in the absence of readily determinable fair values. Management's estimates are based on information provided by the underlying fund managers or general partners.

/s/ Deloitte & Touche LLP

May 23, 2008

                                                        Member of
                                                        DELOITTE TOUCHE TOHMATSU

MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008
--------------------------------------------------------------------------------

ASSETS:
   Investment in Man-Glenwood Lexington Associates Portfolio, LLC,
      at fair value                                                                 $    67,570,792
   Cash and cash equivalents                                                                 87,375
   Receivable for investments sold                                                        3,015,704
   Other assets                                                                              81,647
                                                                                    ---------------

         Total assets                                                                    70,755,518
                                                                                    ---------------
LIABILITIES:

   Capital withdrawals payable                                                            3,015,704
   Investor servicing fee payable                                                            89,553
   Accrued professional fees payable                                                         78,764
   Adviser fee payable                                                                       44,101
   Administrative fee payable                                                                12,500
   Other liabilities                                                                        125,320
                                                                                    ---------------

         Total liabilities                                                                3,365,942
                                                                                    ---------------

NET ASSETS                                                                          $    67,389,576
                                                                                    ===============
COMPONENTS OF NET ASSETS:
   Capital transactions--net                                                        $    54,557,875
   Accumulated net investment loss                                                      (12,063,742)
   Accumulated realized gain on investments                                              15,417,300
   Accumulated net unrealized appreciation on investments                                 9,478,143
                                                                                    ---------------

NET ASSETS                                                                          $    67,389,576
                                                                                    ===============
NET ASSET VALUE PER UNIT:
   (Net assets divided by 557,066.316 units of beneficial interest)                 $        120.97
                                                                                    ===============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM
   MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC:
   Interest                                                                         $        77,816
   Gross expenses                                                                        (2,022,929)
   Expense waiver                                                                            35,158
                                                                                    ---------------
      Net investment loss allocated from
         Man-Glenwood Lexington Associates Portfolio, LLC                                (1,909,955)
                                                                                    ---------------
FUND INVESTMENT INCOME:
   Interest                                                                                  22,349
                                                                                    ---------------

      Total fund investment income                                                           22,349
                                                                                    ---------------
FUND EXPENSES:
   Investor servicing fee                                                                   378,358
   Adviser fee                                                                              189,019
   Administrative fee                                                                        25,000
   Professional fees                                                                        177,990
   Printing fee                                                                              49,477
   Transfer agency fee                                                                       39,913
   Board of Managers fee                                                                     33,274
   Registration fee                                                                          31,299
   Tax services fee                                                                          25,000
   Other expenses                                                                             8,681
                                                                                    ---------------

      Total fund expenses                                                                   958,011

   Less contractual expense waiver                                                         (201,296)
                                                                                    ---------------

      Net fund expenses                                                                     756,715
                                                                                    ---------------

NET INVESTMENT LOSS                                                                      (2,644,321)
                                                                                    ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM
MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC:
   Net realized gain on investments                                                       8,006,413
   Net change in unrealized appreciation on investments                                  (5,439,378)
                                                                                    ---------------
      Net realized and unrealized gain on investments allocated from
         Man-Glenwood Lexington Associates Portfolio, LLC                                 2,567,035
                                                                                    ---------------

DECREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES                                   $       (77,286)
                                                                                    ===============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2008 AND 2007
-------------------------------------------------------------------------------

                                                  YEAR ENDED       YEAR ENDED
                                                MARCH 31, 2008   MARCH 31, 2007
                                                --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM INVESTMENT ACTIVITIES:
   Net investment loss                          $   (2,644,321)  $   (3,149,237)
   Net realized gain on investments                  8,006,413        3,833,250
   Net change in unrealized appreciation
      on investments                                (5,439,378)         299,993
                                                --------------   --------------
      Increase (decrease) in net assets from
         investment activities                         (77,286)         984,006
                                                --------------   --------------
CAPITAL TRANSACTIONS:
   Capital contributions                            17,944,638       16,747,141
   Capital withdrawals                             (23,590,758)     (21,687,972)
                                                --------------   --------------

NET CAPITAL TRANSACTIONS                            (5,646,120)      (4,940,831)

NET ASSETS--Beginning of year                       73,112,982       77,069,807
                                                --------------   --------------

NET ASSETS--End of year                         $   67,389,576   $   73,112,982
                                                ==============   ==============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
   Decrease in net assets from investment activities                                      $      (77,286)
   Adjustments to reconcile decrease in net assets
      from investment activities to net cash provided by operating activities:
      Purchases of investment in Man-Glenwood Lexington Associates Portfolio, LLC            (13,215,360)
      Sales of investment in Man-Glenwood Lexington Associates Portfolio, LLC                 25,886,180
      Net appreciation of investment in Man-Glenwood Lexington
         Associates Portfolio, LLC                                                              (657,080)
      Increase in other assets                                                                    (3,349)
      Decrease in adviser fee payable                                                             (6,037)
      Decrease in administrative fee payable                                                      (2,083)
      Decrease in accrued professional fees payable                                              (12,531)
      Decrease in investor servicing fee payable                                                 (11,753)
      Increase in other liabilities                                                               64,243
                                                                                          --------------

            Net cash provided by operating activities                                         11,964,944
                                                                                          --------------
FINANCING ACTIVITIES:
   Capital contributions                                                                      13,814,580
   Capital withdrawals                                                                       (25,886,397)
                                                                                          --------------

            Net cash used in financing activities                                            (12,071,817)
                                                                                          --------------

NET DECREASE IN CASH AND CASH EQUIVALENTS                                                       (106,873)
                                                                                          --------------

CASH AND CASH EQUIVALENTS--Beginning of year                                                     194,248
                                                                                          --------------

CASH AND CASH EQUIVALENTS--End of year                                                    $       87,375
                                                                                          ==============

SUPPLEMENTAL DISCLOSURES:

   Non-cash contributions                                                                 $    3,546,608
                                                                                          ==============
   Non-cash withdrawals                                                                   $   (3,546,608)
                                                                                          ==============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Man-Glenwood Lexington, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on August 6, 2002 and initially funded on January 21, 2003 (inception date) with operations formally commencing on April 1, 2003.

      The Company's investment objectives are to preserve capital, regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth and produce returns which have a low correlation with major market indices. The Company will attempt to achieve its objectives by investing all or substantially all of its investable assets through an investment in Man-Glenwood Lexington Associates Portfolio, LLC (the "Portfolio Company"), a separate closed-end, non-diversified management investment company registered under the 1940 Act with the same investment objectives as the Company. The Portfolio Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach which allocates investor capital among hedge funds and other pooled investment vehicles such as limited partnerships, with a range of investment strategies, managed by independent investment managers. The Portfolio Company believes there are benefits to be derived from exposure to a broad range of hedge funds and investment strategies and that the fund of funds approach maximizes the potential for stable, positive returns over a full economic cycle. As of March 31, 2008, the Company owned approximately 44.1% of the Portfolio Company. The financial statements of the Portfolio Company are attached.

      Glenwood Capital Investments, L.L.C. (the "Adviser") serves as the Company's administrative services provider. The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser also advises the Portfolio Company and other funds that also invest in the Portfolio Company. Man Investments Inc. ("MII"), an affiliate of the Adviser, acts as the Company's investor servicing agent and general distributor.

      The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

      SEI Global Services Inc. ("SEI") acts as the Company's fund accounting agent, transfer agent and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

      The Company's Board of Managers has approved a Services Agreement with the Adviser, an Investor Servicing Agreement and General Distributor's Agreement with MII, an Administrative and Escrow Agreement with SEI, and a Custodian Agreement with SEI Trust Company.

MAN-GLENWOOD LEXINGTON, LLC

FOR THE YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      INVESTMENTS -- The Company values its investments in the Portfolio Company at the Company's pro rata interest in the net assets of that entity. Investments held by the Portfolio Company are limited partnerships and other pooled vehicles (collectively, the "investment funds") and are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received by the Portfolio Company, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the year ended March 31, 2008, no dividends or distributions were declared or paid by the Portfolio Company's investments.

      Realized gains and losses on investment funds of the Portfolio Company, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

      The Portfolio Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the investment funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Portfolio Company's investment, as well as incentive fees and allocations based upon net profits earned by the Portfolio Company. Both the net asset value of the Portfolio Company's investment and the net profits earned by the Portfolio Company include any change in unrealized appreciation or depreciation of investments as well as realized income and gains or losses and expenses of the underlying investments. These fees are deducted directly from the Portfolio Company's investment fund balance in accordance with a governing agreement. During the year ended March 31, 2008, fees for these services ranged from 0.0% to 3.0% annually for management fees and 20.0% to 25.0% for incentive fees and allocations.

      The Portfolio Company's investments are generally illiquid in nature. Investment funds may have notice provisions such that redemptions may be requested only at a specified time in advance of the desired redemption or other redemption restrictions.

      CASH AND CASH EQUIVALENTS -- Cash and cash equivalents represent cash in banks and overnight investments. Any cash and cash equivalents earmarked for tender offer payments are held at the Portfolio Company until the time of distribution.

MAN-GLENWOOD LEXINGTON, LLC

FOR THE YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      FUND EXPENSES -- The Portfolio Company pays the Adviser a management fee for the provision of investment advisory services computed at the annual rate of 1.75% on the outstanding net asset value determined as of the end of each month (before the redemption of any interests) and payable quarterly. The Company pays the Adviser an administrative services fee (the "Adviser Fee") for the provision of administrative services computed at the annual rate of 0.25% based on the outstanding net asset value determined as of the end of each month (before any redemption of interests) and payable quarterly.

      The Company pays MII an investor servicing fee for the provision of investor services computed at the annual rate of 0.50% based on the outstanding net asset value determined as of the end of each month (before any redemption of interests) and payable quarterly. The Company also pays an administration fee to SEI for the provision of certain administrative and custodial services.

      The Adviser is contractually obligated to reimburse annual operating expenses, including expenses allocated from the Portfolio Company, in excess of 3.00% of average net assets of the Company through December 31, 2008. The Adviser will not seek recapture of expenses contractually reimbursed.

      INVESTMENT INCOME -- Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

      INCOME TAXES -- The Company is treated as a partnership for tax purposes and therefore is not subject to Federal, state or local income taxes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term capital gain or loss and items of ordinary income or loss. Accordingly, there is no provision for income taxes in the accompanying financial statements.

      RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48") entitled "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. The implementation of FIN 48 had no impact on the Company's financial statements. Tax years 2004, 2005, 2006 and 2007 remain subject to examination by Federal and State jurisdictions, including those States where investors reside or States where the Company is subject to other filing requirements.

3.    CAPITAL STRUCTURE

      The Company accepts initial and additional subscriptions for units by eligible investors as of the first business day of each calendar month. The Company reserves the right to reject or suspend any subscription at any time. Members of the Company will not have the right to require the Company to redeem their investments.

      There is no public market for units and none is expected to develop. With very limited exceptions, units are not transferable and liquidity will be provided only through limited repurchase offers.

MAN-GLENWOOD LEXINGTON, LLC

FOR THE YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

3.    CAPITAL STRUCTURE (CONTINUED)

      The Company from time to time may offer to repurchase outstanding units based on the Company's net asset value pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase a specified dollar amount of outstanding units. The Company has offered to repurchase units on June 30, 2007, September 30, 2007, December 31, 2007 and March 31, 2008.

      The Company's assets consist primarily of its interest in the Portfolio Company. Therefore, in order to finance the repurchase of units by members, the Company may need to liquidate all or a portion of its interest in the Portfolio Company. The Company will not conduct a repurchase offer for units unless the Portfolio Company simultaneously conducts a repurchase offer for Portfolio Company interests.

      The Company expects to pay 100% of the value of the units repurchased approximately one month after the net asset value is determined for those members who have requested the repurchase of a partial number of units. For those members who have requested a repurchase of all of their units, approximately 95% of the value of the units repurchased is expected to be paid approximately one month after the net asset value is determined. The balance due will be determined and paid after completion of the Company's annual audit.

      Units of capital activity, except for non-cash transfer activity, for the year ended March 31, 2008 were as follows:

                                                           Units
                                                       ------------

                   As of March 31, 2007                 601,980.523
                   Units Issued                         116,012.901
                   Units Repurchased                   (160,927.108)
                                                       ------------
                   Net Units Repurchased                (44,914.207)
                                                       ------------
                   As of March 31, 2008                 557,066.316
                                                       ============

MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
FOR THE YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

4.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the years indicated:

                                YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED          YEAR ENDED
                              MARCH 31, 2008       MARCH 31, 2007       MARCH 31, 2006       MARCH 31, 2005      MARCH 31, 2004
                              --------------       --------------       --------------       --------------      --------------
Net asset value, beginning
   of year                    $       121.45       $       120.05       $       105.79       $       105.31      $       100.00
Net investment loss                    (4.46)               (4.67)               (4.40)               (3.21)              (3.04)
Realized and unrealized gain
   on investments                       3.98                 6.07                18.66                 3.69                8.35
                              --------------       --------------       --------------       --------------      --------------
Total from operations                  (0.48)                1.40                14.26                 0.48                5.31
                              --------------       --------------       --------------       --------------      --------------
Net asset value, end of year  $       120.97       $       121.45       $       120.05       $       105.79      $       105.31
                              ==============       ==============       ==============       ==============      ==============

Net assets, end of year       $   67,389,576       $   73,112,982       $   77,069,807       $   81,082,877      $   44,932,781
Ratio of net investment loss
   to average net assets               (3.50)%(2)           (3.90)%(3)           (3.89)%(4)           (2.96)%(5)          (2.90)%(6)
                              --------------       --------------       --------------       --------------      --------------
Ratio of operating expenses
   to average net assets (1)            3.00%                3.00%                3.00%                3.00%               3.00%
Ratio of allocated bank
   borrowing expense to
   average net assets (1)               0.63%                1.03%                0.93%                0.00%               0.00%
                              --------------       --------------       --------------       --------------      --------------
Ratio of total expenses
   to average net assets (1)            3.63%(2)             4.03%(3)             3.93%(4)             3.00%(5)            3.00%(6)
                              --------------       --------------       --------------       --------------      --------------
Total return                           (0.40)%               1.17%               13.48%                0.46%               5.31%
Portfolio turnover (7)                 33.51%               27.39%               50.78%               23.88%              24.93%

(1) Ratio of expenses does not include expenses of the underlying investment funds of the Portfolio Company.

(2) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (3.81)% and 3.94%, respectively.

(3) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (4.22)% and 4.35%, respectively.

(4) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (4.21)% and 4.25%, respectively.

(5) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (3.54)% and 3.60%, respectively.

(6) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (6.24)% and 6.34%, respectively.

(7)   Represents the portfolio turnover of the Portfolio Company.

MAN-GLENWOOD LEXINGTON, LLC

FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers of the Company is set forth below.

                                                                                                            NUMBER OF  OTHER
                                     POSITION(S)         TERM OF OFFICE AND       PRINCIPAL OCCUPATION      FUNDS      DIRECTORSHIPS
NAME, AGE AND ADDRESS                HELD WITH FUND      LENGTH OF TIME SERVED    DURING PAST 5 YEARS       OVERSEEN   HELD
------------------------------------------------------------------------------------------------------------------------------------
John. Rowsell, 50                    Manager, Chief      Manager since 1/18/08    Chief Executive Officer   Three      None
Glenwood Capital Investments, L.L.C   Executive Officer  President and Principal  (2007), President (2003)
123 N. Wacker Drive, 28th Floor       of GCI, Principal   Executive Officer       and member of Investment
Chicago, Illinois 60606               Executive Officer   since 1/13/04           Committee (2001),
                                                                                  Glenwood Capital
                                                                                  Investments, L.L.C.
                                                                                  (investment adviser)

Marvin L. Damsma, 61                 Manager             Perpetual until          Director of Trust         Three      None
c/o Man-Glenwood Lexington, LLC                           resignation or removal  Investments for BP
123 N. Wacker Drive, 28th Floor                          Manager since 1/20/03    America Inc.
Chicago, Illinois 60606

Dale M. Hanson, 65                   Manager             Perpetual until          Principal/partner of      Three      None
c/o Man-Glenwood Lexington, LLC                           resignation or removal  American Partners
123 N. Wacker Drive, 28th Floor                          Manager since 1/20/03    Consulting, a marketing
Chicago, Illinois 60606                                                           organization

  Principal Officers Who Are Not
    Managers:

Alicia Derrah, 50                    Treasurer and       Since 1/20/03            Chief Financial Officer,
                                      Principal                                   Glenwood Capital
                                      Financial and                               Investments, L.L.C.
                                      Accounting Officer                          (investment adviser)

The Statement of Additional Information contains additional information about the Board of Managers and is available, without charge, upon request, by contacting the Fund toll-free at (866) 436-2512.

MAN-GLENWOOD LEXINGTON, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (UNAUDITED)
--------------------------------------------------------------------------------

Pursuant to SEC regulations, the following description of the Investment Advisory Agreement Renewal is included:

At a meeting held in person on January 17 and 18, 2008, the Board discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Company by the Adviser. The Board also considered the proposed fees to be charged under the advisory agreement ("Advisory Agreement"), as well as the Company's investment performance. The Independent Board Members reviewed reports from third parties and management about the factors to consider and engaged in lengthy discussion in determining whether or not to renew the Advisory Agreement. The Board did not consider any single factor as determinative; nor are the items described herein all-encompassing of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser to the Company under the Advisory Agreement, including legal, investment advisory and distribution services, the experience and training of Glenwood investment professionals and expected future staffing levels. The Adviser reviewed for the Board the individual advisory services provided to the Company under the Advisory Agreement. The Board reviewed and considered the qualifications of each of the members of the investment committee who provide the investment advisory and administrative services to the Company, the changes since the last contract review and the current staffing levels. The Board received information regarding the growth of Man Investments globally and the continued commitment of resources to the Adviser, including the expansion of the institutional market focus. The Board also noted that the Company's Chief Compliance Officer had not identified any material compliance failures. The Board concluded that the quality of services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board noted an increase in performance. The Board had an extensive discussion with the Adviser concerning the performance of peer group funds and concluded that the performance trend was consistent with the Company's peers.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board compared the advisory fees and total expense ratios for the Company with various comparative data, including information on the relevant peer funds. The Board noted that the Adviser had agreed to continue this expense cap policy for the Company and the feeder funds investing in the Company. The Board compared the advisory fees and total expense ratio for the Company against peer group funds. The Board concluded that based on the information it had received that the fee was reasonable and appropriate.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered and reviewed the advisory fees and services supplied by the Adviser and the estimated costs incurred performing such services for the Company. The Board noted that the Adviser receives a slight

MAN-GLENWOOD LEXINGTON, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (CONCLUDED) (UNAUDITED)
--------------------------------------------------------------------------------

profit on its services to the Company, but that the allocation of costs may not be precise because the Adviser does not operate on a full cost allocation methodology. The Adviser explained to the Board that the Company received more of the Adviser's resources than other products because of the higher regulatory nature of the Company. The Board determined that, based on the relative size of the Company, economies of scale were not present or were not a significant factor at this time. The Board concluded that there were no brokerage benefits or other fall-out benefits that accrued to the Adviser as a response to managing the Company. The Board also concluded that although the Company is only nominally profitable for the Adviser to manage, the Adviser has affirmed its commitments to support the Company in an effort to continue improving performance and increasing asset levels. Based on review of the information received, the Board concluded that due to the expense cap, the cost allocation and the nominal profitability of the Company to the Adviser, the fee was reasonable in relation to the services provided.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material and on the continuing commitment of the Adviser to the Company, the Board determined to approve renewal of the Advisory Agreement for an additional annual term.

MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC

FINANCIAL STATEMENTS AS OF MARCH 31, 2008
AND REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...............       1

FINANCIAL STATEMENTS:

   Schedule of Investments ............................................     2-4

   Statement of Assets and Liabilities ................................       5

   Statement of Operations ............................................       6

   Statements of Changes in Net Assets ................................       7

   Statement of Cash Flows ............................................       8

   Notes to Financial Statements ......................................    9-15

FUND MANAGEMENT (Unaudited) ...........................................      16

INVESTMENT ADVISORY RENEWAL DISCLOSURE (Unaudited) ....................   17-18

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company's Form N-Q is available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

[DELOITTE LOGO]

                                                          DELOITTE & TOUCHE LLP
                                                          111 S. Wacker Drive
                                                          Chicago, IL 60606-4301
                                                          USA

                                                          Tel: +1 312 486 1000
                                                          Fax: +1 312 486 1486
                                                          www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Man-Glenwood Lexington Associates Portfolio, LLC:

We have audited the accompanying statement of assets and liabilities of Man-Glenwood Lexington Associates Portfolio, LLC (the "Company"), including the schedule of investments, as of March 31, 2008, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the five years then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the management of the underlying funds and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Man-Glenwood Lexington Associates Portfolio, LLC as of March 31, 2008, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the financial statements, the financial statements include investments valued at $171,641,687 (112.10% of net assets) as of March 31, 2008, whose values have been estimated by management in the absence of readily determinable fair values. Management's estimates are based on information provided by the underlying fund managers or general partners.

/s/ Deloitte & Touche LLP

May 23, 2008

                                                        Member of
                                                        DELOITTE TOUCHE TOHMATSU

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS
MARCH 31, 2008
--------------------------------------------------------------------------------

  STRATEGY ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENT FUNDS AND REGISTERED
                               INVESTMENT COMPANY

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commodity & Trading                                                       28.3%

Event Driven                                                              25.0%

Equity Hedge                                                              17.4%

Variable Equity                                                           14.2%

Distressed & Credit                                                        9.3%

Relative Value                                                             4.8%

Registered Investment Company                                              1.0%

                                                                                                             % OF
INVESTMENT FUNDS                                                               COST         FAIR VALUE     NET ASSETS
COMMODITY & TRADING
Black River Commodity Multi-Strategy Fund, LLC                            $   3,425,000   $   3,675,831          2.40%
Blenheim Fund, LP                                                             2,133,420       5,013,523          3.27%
Bridgewater Pure Alpha Fund II, LLC                                           4,827,613       5,946,105          3.88%
Clarium Capital LLC                                                           5,150,000       7,741,581          5.06%
D.E. Shaw Oculus Fund, LLC                                                    2,841,768       5,355,645          3.50%
Fortress Commodities Fund LP                                                  2,225,000       2,204,975          1.44%
NWI Explorer Global Macro Fund, LP                                            4,460,872       4,271,261          2.79%
Peloton Multi-Strategy Fund, LP                                               3,625,696       2,051,549          1.34%
QFS Currency Fund LP                                                          3,050,000       3,559,103          2.32%
Touradji Global Resources Fund, LP (Series A)                                 2,934,971       4,533,275          2.96%
WCG Partners LP (Class A)                                                     4,525,000       4,696,406          3.07%
                                                                          -------------   -------------    ----------
TOTAL COMMODITY & TRADING                                                    39,199,340      49,049,254         32.03%
                                                                          -------------   -------------    ----------

DISTRESSED & CREDIT
Cerberus Partners, L.P.                                                       1,144,204       2,677,085          1.75%
Greywolf Capital Partners II, LP                                              3,389,533       4,561,874          2.98%
King Street Capital, L.P.                                                     2,166,109       4,757,940          3.11%
Liberty Harbor I, LLC                                                         2,700,000       2,575,459          1.68%
TPG Credit Opportunities Fund LP                                              1,600,000       1,548,847          1.01%
                                                                          -------------   -------------    ----------
TOTAL DISTRESSED & CREDIT                                                    10,999,846      16,121,205         10.53%
                                                                          -------------   -------------    ----------

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

MARCH 31, 2008
--------------------------------------------------------------------------------

                                                                                                              % OF
INVESTMENT FUNDS                                                               COST         FAIR VALUE     NET ASSETS
EQUITY HEDGE
Coatue Qualified Partners, L.P.                                           $   2,727,098   $   5,330,688          3.48%
Force Capital LLC                                                             2,454,224       2,859,732          1.87%
Galante Partners LP                                                           1,600,000       1,884,800          1.23%
Highside Capital LP (Class A)                                                 3,200,000       3,348,833          2.19%
Horizon Portfolio LP                                                          3,200,000       3,284,637          2.15%
Ivory Flagship Fund, LP                                                       3,279,071       4,706,215          3.07%
Polar Capital Japan Absolute Return Fund                                      3,575,000       2,751,925          1.80%
Samlyn Onshore Fund LP                                                        1,750,000       2,273,448          1.48%
Zebedee European Fund Ltd.                                                    3,350,000       3,641,279          2.38%
                                                                          -------------   -------------    ----------
TOTAL EQUITY HEDGE                                                           25,135,393      30,081,557         19.65%
                                                                          -------------   -------------    ----------

EVENT DRIVEN
Altima Global Special Situations Fund LP                                      3,025,000       2,828,796          1.85%
Castlerigg Partners LP                                                        3,200,000       3,068,857          2.00%
Centaurus Alpha Fund LP                                                       3,347,137       3,280,465          2.14%
Cevian Capital II LP (Class C)                                                4,500,678       5,079,890          3.32%
Owl Creek II LP                                                               3,600,000       4,015,165          2.62%
OZ Asia Domestic Partners L.P.                                                2,700,000       2,751,287          1.80%
OZ Europe Domestic Partners II, L.P.                                          2,700,000       3,045,692          1.99%
Pendragon (Lancelot II) Fund, LLC                                             2,700,000       2,286,987          1.49%
Pershing Square I, LP                                                         1,700,000       1,896,215          1.24%
Pershing Square IV, LP                                                          850,000         465,325          0.30%
Steel Partners II, LP                                                         4,064,731       4,464,917          2.92%
Tontine Capital Partners LP (Class C)                                         1,800,000       1,577,965          1.03%
Trian Partners, LP                                                            3,200,000       3,857,707          2.52%
Trian Partners, SPV I, LP                                                       800,000         846,345          0.55%
Trian Partners, SPV II, LP                                                      900,000         969,058          0.63%
ValueAct Capital Partners, L.P.                                               1,171,815       1,375,970          0.90%
ValueAct Capital Partners III, L.P.                                           1,600,000       1,576,575          1.03%
                                                                          -------------   -------------    ----------
TOTAL EVENT DRIVEN                                                           41,859,361      43,387,216         28.33%
                                                                          -------------   -------------    ----------

RELATIVE VALUE
Amaranth Partners, L.L.C.                                                       950,530         348,386          0.23%
CFIP Domestic Fund                                                            4,453,810       4,821,367          3.15%
Peloton ABS Fund LP                                                           1,525,000              --          0.00%
Suttonbrook Capital Partners, L.P.                                            3,600,000       3,217,197          2.10%
                                                                          -------------   -------------    ----------
TOTAL RELATIVE VALUE                                                         10,529,340       8,386,950          5.48%
                                                                          -------------   -------------    ----------

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED)
MARCH 31, 2008
--------------------------------------------------------------------------------

                                                                                                              % OF
INVESTMENT FUNDS                                                               COST         FAIR VALUE     NET ASSETS
VARIABLE EQUITY
Concentric European Fund LLC                                              $   3,400,000   $   1,848,032          1.21%
Eureka Fund Ltd., Class B USD                                                 1,960,143       2,019,116          1.32%
Gandhara Fund, LP                                                             1,901,406       2,688,655          1.76%
Impala Fund LP                                                                3,350,000       3,580,667          2.34%
Marshall Wace European TOPS Fund Limited                                      2,900,000       3,890,918          2.54%
Rosehill Japan Fund L.P.                                                      3,725,000       3,032,825          1.98%
Tontine Partners LP (Class C)                                                 1,624,258       1,502,738          0.98%
Tosca                                                                         1,938,833       3,071,857          2.00%
Whitney Japan Strategic, LP                                                   1,700,000       1,299,876          0.85%
Whitney New Japan Strategic, LP                                               1,700,000       1,680,821          1.10%
                                                                          -------------   -------------    ----------
TOTAL VARIABLE EQUITY                                                        24,199,640      24,615,505         16.08%
                                                                          -------------   -------------    ----------

                                                                          -------------   -------------    ----------
Total Investment Funds                                                      151,922,920     171,641,687        112.10%
                                                                          -------------   -------------    ----------

REGISTERED INVESTMENT COMPANY
SEI Daily Income Trust Treasury
   Money Market Fund, Class A, 1.190%*                                        1,731,385       1,731,385          1.13%
                                                                          -------------   -------------    ----------
Total Registered Investment Company                                           1,731,385       1,731,385          1.13%
                                                                          -------------   -------------    ----------

Total Investment Funds and
   Registered Investment Company                                          $ 153,654,305     173,373,072        113.23%
                                                                          =============
Less: liabilities in excess of other assets                                                 (20,256,113)       (13.23)%
                                                                                          -------------    ----------
Net Assets                                                                                $ 153,116,959        100.00%
                                                                                          =============    ==========

FUTURES - A summary of the open futures contracts held by the Company at March 31, 2008, is as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF       EXPIRATION      UNREALIZED
TYPE OF CONTRACT                                                            CONTRACTS          DATE        DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
Russell 2000 Index E-MINI                                                      (287)        June 2008      $   (661,535)
                                                                                                           ============

* Rate shown is the 7-day effective yield as of March 31, 2008.

Amounts designated as "--" are $0.

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008
--------------------------------------------------------------------------------

ASSETS:
   Investment funds and registered investment company
     at fair value (cost--$153,654,305)                                      $ 173,373,072
   Cash and cash equivalents                                                     3,434,619
   Deposits with brokers                                                         4,848,945
   Receivable for investments sold                                               5,373,717
   Other assets                                                                     47,245
                                                                             -------------

       Total assets                                                            187,077,598
                                                                             -------------
LIABILITIES:
   Loan payable (includes accrued interest of $79,698)                          26,404,698
   Capital withdrawals payable                                                   5,887,224
   Management fee payable                                                          697,888
   Unrealized depreciation on futures contracts                                    661,535
   Accrued professional fees payable                                               233,294
   Administrative fee payable                                                       62,633
   Other liabilities                                                                13,367
                                                                             -------------

       Total liabilities                                                        33,960,639
                                                                             -------------

NET ASSETS                                                                   $ 153,116,959
                                                                             =============
COMPONENTS OF NET ASSETS:
   Capital transactions--net                                                 $ 117,933,457
   Accumulated net investment loss                                             (18,057,607)
   Accumulated realized gain on investment funds and futures contracts          34,183,877
   Accumulated net unrealized appreciation on investment funds
     and registered investment company                                          19,718,767
   Accumulated net unrealized depreciation on futures contracts                   (661,535)
                                                                             -------------

NET ASSETS                                                                   $ 153,116,959
                                                                             =============
NET ASSET VALUE PER UNIT:
   (Net assets divided by 116,195.943 units of beneficial interest)          $    1,317.75
                                                                             =============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                                  $     176,942
                                                                             -------------

TOTAL INVESTMENT INCOME                                                            176,942
                                                                             -------------

EXPENSES:
   Management fee                                                                3,025,849
   Administrative fee                                                              153,218
   Interest expense                                                                902,488
   Professional fees                                                               290,115
   Loan commitment fee                                                             170,653
   Board of Managers fee                                                            32,441
   Custody fee                                                                      17,296
   Other                                                                            19,298
                                                                             -------------

       Total expenses                                                            4,611,358

   Less contractual expense waiver                                                 (80,121)
                                                                             -------------

       Net expenses                                                              4,531,237
                                                                             -------------

NET INVESTMENT LOSS                                                             (4,354,295)
                                                                             -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investment funds                                        14,914,391
   Net realized gain on futures contracts                                        3,318,110
   Net change in unrealized appreciation on investment funds
     and registered investment company                                         (12,013,411)
   Net change in unrealized depreciation on futures contracts                     (169,645)
                                                                             -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                  6,049,445
                                                                             -------------

INCREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES                            $   1,695,150
                                                                             =============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2008 AND 2007
--------------------------------------------------------------------------------

                                                               YEAR ENDED       YEAR ENDED
                                                             MARCH 31, 2008   MARCH 31, 2007
                                                             --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM INVESTMENT ACTIVITIES:
   Net investment loss                                       $   (4,354,295)  $   (5,307,848)
   Net realized gain on investment funds
     and futures contracts                                       18,232,501        8,859,276
   Net change in unrealized appreciation (depreciation)
     on investment funds, registered invesment company
     and futures contracts                                      (12,183,056)         653,490
                                                             --------------   --------------

       Increase in net assets from
         investment activities                                    1,695,150        4,204,918
                                                             --------------   --------------

CAPITAL TRANSACTIONS:
   Capital contributions                                         21,792,125       35,956,696
   Capital redemptions                                          (41,812,674)     (37,832,222)
                                                             --------------   --------------

NET CAPITAL TRANSACTIONS                                        (20,020,549)      (1,875,526)

NET ASSETS--Beginning of year                                   171,442,358      169,112,966
                                                             --------------   --------------

NET ASSETS--End of year                                      $  153,116,959   $  171,442,358
                                                             ==============   ==============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
   Increase in net assets from investment activities                               $   1,695,150
   Adjustments to reconcile net increase in net assets
     from investment activities to net cash provided by operating activities:
     Purchases of investment funds and registered investment company                 (48,218,627)
     Sales of investment funds                                                        81,921,136
     Net change in unrealized appreciation on investment funds
       and registered investment company                                              12,013,411
     Net realized gain on investment funds and registered investment company         (14,914,391)
     Net change in unrealized depreciation on futures contracts                          169,645
     Increase in deposits with brokers                                                  (770,103)
     Decrease in other assets                                                              9,138
     Decrease in management fee payable                                                 (119,910)
     Decrease in administrative fee payable                                              (32,689)
     Increase in accrued professional fees payable                                        70,855
     Decrease in loan commitment fee payable                                             (48,125)
     Increase in other liabilities                                                         1,068
                                                                                   -------------

         Net cash provided by operating activities                                    31,776,558
                                                                                   -------------

FINANCING ACTIVITIES:
   Capital contributions                                                              20,527,114
   Capital withdrawals                                                               (54,906,997)
   Proceeds from loans                                                                76,299,690
   Repayments of loans                                                               (72,887,494)
                                                                                   -------------

         Net cash used in financing activities                                       (30,967,687)
                                                                                   -------------

NET INCREASE IN CASH AND CASH EQUIVALENTS                                                808,871
                                                                                   -------------

CASH AND CASH EQUIVALENTS--Beginning of year                                           2,625,748
                                                                                   -------------

CASH AND CASH EQUIVALENTS--End of year                                             $   3,434,619
                                                                                   =============

SUPPLEMENTAL DISCLOSURE:
   Cash paid for interest                                                          $     885,252
                                                                                   =============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Man-Glenwood Lexington Associates Portfolio, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on September 24, 2002 with operations commencing on October 1, 2002.

      The Company's investment objectives are to preserve capital regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth, and produce returns which have low correlation with major market indices. The Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach. The Company emphasizes efficient allocation of investor capital among pooled investment vehicles such as limited partnerships with a range of investment strategies, managed by independent investment managers, and believes that there are benefits to be derived from exposure to a broad range of investment strategies that will maximize the potential for stable, positive returns over a full economic cycle.

      Glenwood Capital Investments, L.L.C. serves as the Company's investment adviser (the "Adviser"). The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading adviser and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser advises other accounts which may hold interests in the same underlying investment funds as the Company. Additionally, certain officers and employees of the Adviser and its affiliates may own interests in the underlying investment funds of the Company.

      The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

      SEI Global Services Inc. ("SEI") acts as the Company's fund accounting agent, transfer agent, and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

      The Company currently intends to accept initial and additional subscriptions as of the first business day of each calendar month. The Company reserves the right to reject or suspend subscriptions at any time. Members will not have the right to require the Company to redeem their investments. The Company will offer to repurchase outstanding investments pursuant to written tenders by members from time to time. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      INVESTMENTS -- The Company values investments in limited partnerships and other pooled vehicles (collectively, the "investment funds") at fair value in good faith at the Company's pro rata interest in the net assets of these entities or, if circumstances warrant, under fair value procedures established by the Board of Managers. Investments held by these investment funds are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the year ended March 31, 2008, no dividends or distributions were declared or paid by the Company's investments.

      Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

      The Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution or subscription requirements may also vary based on each investment fund's governing agreements. Investment advisers of the investment funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Company's investment, as well as incentive fees and allocations based upon net profits earned by the Company. Both the net asset value of the Company's investment and the net profits earned by the Company include any change in unrealized appreciation or depreciation of investments as well as realized income and gains or losses and expenses of the underlying investments and are net of all fees and incentive allocations. These fees are deducted directly from the Company's investment fund balance in accordance with a governing agreement. During the year ended March 31, 2008, fees for these services ranged from 0.0% to 3.0% annually for management fees and 20.0% to 25.0% for incentive fees and allocations.

      The Company's investments are generally illiquid in nature. Investment funds may have notice provisions such that redemptions may be requested only at a specified time in advance of the desired redemption or other redemption restrictions.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      The Company may participate in side pocket investments, either at the Company's discretion or that of the investment adviser who manages the investment fund in which the Company invests. A side pocket investment is generally less liquid than others in an investment fund and will be subject to different terms and conditions, including more significant restrictions on redemptions. The fair value of side pockets is determined in good faith by the investment advisers of the respective investment fund. At March 31, 2008, the Company has approximately $2.1 million in side pocket investments, totaling 1.40% of net assets, which are included in investment funds in the statement of assets and liabilities.

      OPTIONS -- The Company may purchase put and call options on securities and stock indices to enhance performance or hedge assets. A put or call option gives the purchaser the right to cause the seller of an option to sell or purchase an underlying security at a specific price at any time during the option period. The Company pays a premium which is included in the Company's statement of assets and liabilities as an investment and subsequently marked-to market to reflect the current value of the option using the last quoted sales price or in the absence of a sales price, the mean of the bid and ask prices. The Company held no options at March 31, 2008.

      FUTURES CONTRACTS -- The Company utilized futures contracts during the year ended March 31, 2008. The Company's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash and securities are made upon entering into futures contracts. The contracts are marked-to-market daily using the settlement prices established by the various exchanges and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether gains or losses are incurred. When the contract is closed, the Company records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

      CASH AND CASH EQUIVALENTS -- Cash and cash equivalents represent cash in banks and overnight investments.

      DEPOSITS WITH BROKERS -- Amounts shown as deposits with brokers represent funds held by brokers and clearing agents, including amounts used as collateral.

      FUND EXPENSES -- The Company pays the Adviser a quarterly fee (the "management fee") computed at the annual rate of 1.75% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The Adviser is contractually obligated to reimburse annual operating expenses, excluding interest and loan commitment fees, in excess of 2.00% of average net assets through December 31, 2008. The Adviser will not seek recapture of expenses contractually reimbursed.

      INVESTMENT INCOME -- Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      INCOME TAXES -- The Company is treated as a partnership for tax purposes and therefore is not subject to Federal, state or local income taxes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term capital gain or loss and items of ordinary income or loss. Accordingly, there is no provision for income taxes in the accompanying financial statements.

      RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48") entitled "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. The implementation of FIN 48 had no impact on the Company's financial statements. Tax years 2004, 2005, 2006 and 2007 remain subject to examination by Federal and State jurisdictions, including those States where investors reside or States where the Company is subject to other filing requirements.

3.    INVESTMENT TRANSACTIONS

      For the year ended March 31, 2008, the Company made purchases of $61,474,877 and sales of $75,187,664 of investments.

      At March 31, 2008, the aggregate cost of investment funds and registered investment company for tax purposes was expected to be similar to book cost of $153,654,305. At March 31, 2008, accumulated net unrealized appreciation on investment funds and registered investment company was $19,718,767 consisting of $29,233,399 gross unrealized appreciation and $(9,514,632) gross unrealized depreciation.

4.    BANK BORROWINGS

      The Company may borrow funds for a variety of reasons, including for investment purposes, to meet repurchase requests, and for cash management purposes. Interest is based on the bank's broker call loan rate. Borrowings by the Company are subject to a 300% asset coverage requirement under the 1940 Act. For the year ended March 31, 2008, the average borrowings were $17,147,929. As of March 31, 2008, there were borrowings outstanding of $26,404,698. Interest rates charged during the year ended March 31, 2008 ranged from 3.05% to 6.65% annually. The interest rate charged as of March 31, 2008 was 3.60%. The Company will pay a commitment fee at a rate of 0.30% per year on the daily amount of the commitment. The commitment for the year ended March 31, 2008 was $55,000,000.

5.    DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

      With respect to put and call options, market risks may arise from unfavorable changes in the market values of the instruments underlying the contracts. Credit risk may arise from the potential inability of counterparties to perform in accordance with the terms of the contract. Credit risk on exchange traded contracts is partially mitigated by regulatory requirements from the exchanges on which they are traded.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

5.    DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK
      (CONTINUED)

      Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. In addition, the futures contract involves risk that the Company could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the schedule of investments or statement of assets and liabilities.

      The majority of the Company's operating activities involve trading, including indirectly through its investments, in derivative financial instruments that involve varying degrees of market and credit risk. With respect to investments in investment funds, the Company has limited liability and, therefore, its maximum exposure to either market or credit loss is limited to its carrying value in these investments, as set forth in the statement of assets and liabilities.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

6.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the years indicated:

                                YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED          YEAR ENDED
                              MARCH 31, 2008       MARCH 31, 2007       MARCH 31, 2006       MARCH 31, 2005      MARCH 31, 2004
                              --------------       --------------       --------------       --------------      --------------
Net asset value,
  beginning of year           $     1,310.17       $     1,282.59       $     1,119.53       $     1,103.65      $     1,036.59
Net investment loss                   (34.80)              (37.53)              (35.00)              (22.49)             (22.03)
Realized and unrealized gain
  on investments                       42.38                65.11               198.06                38.37               89.09
                              --------------       --------------       --------------       --------------      --------------
Total from operations                   7.58                27.58               163.06                15.88               67.06
                              --------------       --------------       --------------       --------------      --------------
Net asset value, end of year  $     1,317.75       $     1,310.17       $     1,282.59       $     1,119.53      $     1,103.65
                              ==============       ==============       ==============       ==============      ==============

Net assets, end of year       $  153,116,959       $  171,442,358       $  169,112,966       $  116,930,753      $   57,223,670
Ratio of net investment loss
  to average net assets                (2.52)%(2)           (2.92)%(3)           (2.93)%(4)           (1.97)%(5)          (1.94)%(6)
                              --------------       --------------       --------------       --------------      --------------
Ratio of operating expenses
  to average net assets (1)             2.00%                2.00%                2.00%                2.00%               2.00%
Ratio of bank borrowing
  expenses to average
  net assets (1)                        0.62%                0.99%                0.94%                0.00%               0.00%
                              --------------       --------------       --------------       --------------      --------------
Ratio of total expenses
  to average net assets (1)             2.62%(2)             2.99%(3)             2.94%(4)             2.00%(5)            2.00%(6)
                              --------------       --------------       --------------       --------------      --------------
Total return                            0.58%                2.15%               14.57%                1.44%               6.47%
Portfolio turnover                     33.51%               27.39%               50.78%               23.88%              24.93%

(1) Ratio of expenses does not include expenses of the underlying investment funds.

(2) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.57)% and 2.67%, respectively.

(3) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.96)% and 3.03%, respectively.

(4) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.99)% and 3.00%, respectively.

(5) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.14)% and 2.17%, respectively.

(6) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.40)% and 2.47%, respectively.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
FOR THE YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

7.    NEW ACCOUNTING PRONOUNCEMENTS

      In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Company does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

      Statement of Financial Accounting Standards No. 161 ("SFAS No. 161"), Disclosures about Derivative Instruments and Hedging Activities was issued on March 19, 2008. SFAS No. 161 expands the disclosures required by Statement of Financial Accounting Standards No. 133, Accounting for Derivatives and Hedging Activities about an entity's derivative instruments and hedging activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the provisions of SFAS No. 161 and their impact on the Company's financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers of the Company is set forth below.

                                                                                                           NUMBER OF  OTHER
                                      POSITION(S)           TERM OF OFFICE AND       PRINCIPAL OCCUPATION  FUNDS      DIRECTORSHIPS
NAME, AGE AND ADDRESS                 HELD WITH FUND        LENGTH OF TIME SERVED    DURING PAST 5 YEARS   OVERSEEN   HELD
------------------------------------------------------------------------------------------------------------------------------------
John B. Rowsell, 50                   Manager, Chief        Manager since 1/18/08    Chief Executive       Three      None
Glenwood Capital Investments, L.L.C.    Executive Officer   President and Principal  Officer (2007),
123 N. Wacker Drive, 28th Floor         of GCI, Principal     Executive Officer      President (2003) and
Chicago, Illinois 60606                 Executive Officer     since 1/13/04          member of Investment
                                                                                     Committee (2001),
                                                                                     Glenwood Capital
                                                                                     Investments, L.L.C.
                                                                                     (investment adviser)

Marvin L. Damsma, 61                  Manager               Perpetual until          Director of Trust     Three      None
c/o Man-Glenwood Lexington                                    resignation            Investments for BP
  Associates Portfolio, LLC                                   or removal             America Inc.
123 N. Wacker Drive, 28th Floor                             Manager since 1/20/03
Chicago, Illinois 60606

Dale M. Hanson, 65                    Manager               Perpetual until          Principal/partner of  Three      None
c/o Man-Glenwood Lexington                                    resignation            American Partners
  Associates Portfolio, LLC                                   or removal             Consulting, a
123 N. Wacker Drive, 28th Floor                             Manager since 1/20/03    marketing
Chicago, Illinois 60606                                                              organization

  Principal Officers Who Are Not
    Managers:

Alicia Derrah, 50                     Treasurer and         Since 1/20/03            Chief Financial
                                        Principal                                    Officer, Glenwood
                                        Financial and                                Capital Investments,
                                        Accounting Officer                           L.L.C. (investment
                                                                                     adviser)

The Statement of Additional Information contains additional information about the Board of Managers and is available, without charge, upon request, by contacting the Fund toll-free at (866) 436-2512.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (UNAUDITED)
--------------------------------------------------------------------------------

Pursuant to SEC regulations, the following description of the Investment Advisory Agreement Renewal is included:

At a meeting held in person on January 17 and 18, 2008, the Board discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Company by the Adviser. The Board also considered the proposed fees to be charged under the advisory agreement ("Advisory Agreement"), as well as the Company's investment performance. The Independent Board Members reviewed reports from third parties and management about the factors to consider and engaged in lengthy discussion in determining whether or not to renew the Advisory Agreement. The Board did not consider any single factor as determinative; nor are the items described herein all-encompassing of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser to the Company under the Advisory Agreement, including legal, investment advisory and distribution services, the experience and training of Glenwood investment professionals and expected future staffing levels. The Adviser reviewed for the Board the individual advisory services provided to the Company under the Advisory Agreement. The Board reviewed and considered the qualifications of each of the members of the investment committee who provide the investment advisory and administrative services to the Company, the changes since the last contract review and the current staffing levels. The Board received information regarding the growth of Man Investments globally and the continued commitment of resources to the Adviser, including the expansion of the institutional market focus. The Board also noted that the Company's Chief Compliance Officer had not identified any material compliance failures. The Board concluded that the quality of services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board noted an increase in performance. The Board had an extensive discussion with the Adviser concerning the performance of peer group funds and concluded that the performance trend was consistent with the Company's peers.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board compared the advisory fees and total expense ratios for the Company with various comparative data, including information on the relevant peer funds. The Board noted that the Adviser had agreed to continue this expense cap policy for the Company and the feeder funds investing in the Company. The Board compared the advisory fees and total expense ratio for the Company against peer group funds. The Board concluded that based on the information it had received that the fee was reasonable and appropriate.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered and reviewed the advisory fees and services supplied by the Adviser and the estimated costs incurred performing such services for the Company. The Board noted that the Adviser receives a slight profit on its services to the Company, but that the allocation of costs may not be precise because the Adviser does not operate on a full cost allocation methodology. The Adviser explained to the Board that the Company

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (CONCLUDED) (UNAUDITED)
--------------------------------------------------------------------------------

received more of the Adviser's resources than other products because of the higher regulatory nature of the Company. The Board determined that, based on the relative size of the Company, economies of scale were not present or were not a significant factor at this time. The Board concluded that there were no brokerage benefits or other fall-out benefits that accrued to the Adviser as a response to managing the Company. The Board also concluded that although the Company is only nominally profitable for the Adviser to manage, the Adviser has affirmed its commitments to support the Company in an effort to continue improving performance and increasing asset levels. Based on review of the information received, the Board concluded that due to the expense cap, the cost allocation and the nominal profitability of the Company to the Adviser, the fee was reasonable in relation to the services provided.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material and on the continuing commitment of the Adviser to the Company, the Board determined to approve renewal of the Advisory Agreement for an additional annual term.

ITEM 2.    CODE OF ETHICS.

As of March 31, 2008, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. The principal financial officer is also the principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of managers has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

The audit committee financial expert is Mr. Dale M. Hanson. Mr. Hanson is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees paid to Principal Accountant by the Registrant. The table below set forth the aggregate fees billed by the principal accountant, Deloitte & Touche, LLP, for each of the past two fiscal years for professional services rendered in connection with: (a) the audit of the Registrant's annual financial statements and services normally provided in connection with statutory and regulatory filings ("Audit Fees"); (b) audit-related services (including assurance and related services that are reasonably related to the performance of the audit of the Registrant's financial statements and but not reported under "Audit Fees") ("Audit-related Fees"); (c) tax compliance, tax advice and tax planning ("Tax Fees"); and (d) all other fees billed for products and professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item ("All other fees").

---------------- ------------------------ ------------------------ ------------------------ --------------------------
                        Audit fees        Audit-related fees (1)        Tax fees (2)             All other fees
---------------- ------------------------ ------------------------ ------------------------ --------------------------
                 3/31/2007    3/31/2008    3/31/2007   3/31/2008    3/31/2007   3/31/2008    3/31/2007    3/31/2008
---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------

---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------
Registrant        $14,500      $14,500      $5,500       $6,000      $41,500     $48,500        $0            $0
---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------

---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------

         (1) Fees relating to annual review
         (2) Fees relating to tax compliance and consulting

The following are fees are for non-audit services by Deloitte & Touche to Glenwood Capital Investments, L.L.C. ("Glenwood") and any entity controlling, controlled by or under common control with Glenwood that were pre-approved by the Registrant's audit committee:

------------------- ---------------------------- -------------------------------- ------------------------------------
                        Audit-related fees                Tax fees (1)                    All other fees (2)
------------------- ---------------------------- -------------------------------- ------------------------------------
                     3/31/2007     3/31/2008        3/31/2007       3/31/2008        3/31/2007         3/31/2008
------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------

------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------
Glenwood and          $31,500       $141,500        $388,500         $586,500       $1,361,400          $887,340
control entities
------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------

------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------

         (1) Fees relating to tax compliance and consulting
         (2) Fees relating to consents or agreed upon procedures.

(e)(1) Audit Committee's Pre-approval Policies and Procedures. The Registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Registrant. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Registrant's Audit Committee has an audit committee charter to, among other purposes, provide a framework for the Committee's consideration of non-audit services by Deloitte & Touche LLP. The audit committee charter requires that non-audit services provided by Deloitte & Touche LLP, the independent auditor of each of the Registrant, Man-Glenwood Lexington TEI, LLC and Man-Glenwood Lexington, LLC, (the "Funds"), to the Funds or Glenwood Capital Investments, L.L.C. (the "Adviser") or to affiliates of the Adviser that provide ongoing services to the Funds, will be considered by the Audit Committee on a case-by-case basis other than certain de minimus services. Payments during any given year to Deloitte & Touche LLP for any de minimus non-audit service under the policies and procedures may not exceed the lesser of (a) in the aggregate $10,000 per year, or (b) five percent of total revenues paid by the Funds, the Adviser and affiliates of the Adviser that provide ongoing services to the Funds. Any de minimus non-audit services must be individually authorized by the Funds' President or Secretary after determination of compliance with the policy and procedures. The Funds' President or Secretary must promptly notify the Audit Committee of any de minimus non-audit services.

(e)(2) Not applicable.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte & Touche, LLP for services to the Registrant, for services to Glenwood Capital Investments, L.L.C., if any, and for services to any control entity of Glenwood (if any) that provide ongoing services to the Registrant was $477,000 and $1,522,338 for the fiscal years ended March 31, 2007 and March 31, 2008, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Managers reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Schedule of Investments in securities is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Registrant ordinarily does not invest in voting securities. If voting a proxy, however, Registrant acts prudently, solely in the best interest of its clients, and for the exclusive purpose of maximizing value to its clients. Registrant takes reasonable steps under the circumstances to assure that it has actually received all of the proxies for which it has voting authority. Registrant considers each issue on its merits and considers those factors that would affect the value of its clients' investments. The Adviser believes the recommendation of management on any issue should be given substantial weight in determining how to vote.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

                                            PORTFOLIO MANAGERS

                                       OTHER ACCOUNTS MANAGED TABLE
                                          (As of March 31, 2008)

-------------------------------------- --------------------------- ---------------------------- --------------------------
                                         Registered Investment       Other Pooled Investment
                                              Companies(1)                 Vehicles(2)               Other Accounts
                                       --------------------------- ---------------------------- --------------------------
                                                                                                                 Total
                                                     Total Assets                Total Assets                  Assets of
                                          Number      of Accounts     Number      of Accounts      Number       Accounts
                                            of          Managed         of          Managed          of         Managed
     Investment Committee Member         Accounts     ($ million)    Accounts     ($ million)     Accounts    ($ million)
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
John B. Rowsell                             0             0            25           6,368            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Michael J. Jawor                            0             0            25           6,368            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Lance Donenberg                             0             0            25           6,368            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Patrick Kenary                              0             0            25           6,368            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Anthony Lawler                              0             0            25           6,368            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------

(1) Does not include Man-Glenwood Lexington, LLC, Man-Glenwood Lexington TEI, LLC, or Man-Glenwood Lexington Associates Portfolio, LLC.
(2) Includes both discretionary and non-discretionary.

                             PERFORMANCE-BASED FEE ACCOUNTS INFORMATION TABLE
                                          (As of March 31, 2008)

-------------------------------------- --------------------------- ---------------------------- --------------------------
                                         Registered Investment       Other Pooled Investment
                                               Companies                   Vehicles(1)               Other Accounts
                                       --------------------------- ---------------------------- --------------------------
                                                                                                                 Total
                                                     Total Assets                Total Assets                  Assets of
                                          Number      of Accounts     Number      of Accounts      Number       Accounts
                                            of          Managed         of          Managed          of         Managed
     Investment Committee Member         Accounts     ($ million)    Accounts     ($ million)     Accounts    ($ million)
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
John B. Rowsell                             0             0            25           6,368            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Michael J. Jawor                            0             0            25           6,368            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Lance Donenberg                             0             0            25           6,368            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Patrick Kenary                              0             0            25           6,368            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Anthony Lawler                              0             0            25           6,368            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------

 (1) Includes both discretionary and non-discretionary.

CONFLICTS OF INTEREST. The portfolio managers, in performing their duties with the Adviser, manage accounts other than the Portfolio Company. In addition, they may carry on investment activities for their own accounts and the accounts of family members (collectively with other accounts managed by the Adviser and its affiliates, "Other Accounts"). The Portfolio Company has no interest in these activities. As a result of the foregoing, the portfolio managers will be engaged in substantial activities other than on behalf of the Portfolio Company and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities, and their time, between the Portfolio Company and Other Accounts.

There may be circumstances under which the Adviser will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Portfolio Company's assets they commit to such investment. There also may be circumstances under which the Adviser purchases or sells an investment for Other Accounts and does not purchase or sell the same investment for the Portfolio Company, or purchases or sells an investment for the Portfolio Company and does not purchase or sell the same investment for one or more Other Accounts. However, it is the policy of the Adviser that: investment decisions for the Portfolio Company and Other Accounts be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting each account that they manage; and investment transactions and opportunities be fairly allocated among clients, including the Portfolio Company. Therefore, the Adviser may not invest the Portfolio Company's assets in certain Hedge Funds in which Other Accounts may invest or in which the Portfolio Company may otherwise invest.

The Adviser and its affiliates may have interests in Other Accounts they manage that differ from their interests in the Portfolio Company and may manage such accounts on terms that are more favorable to them (E.G., may receive higher fees or performance allocations) than the terms on which they manage the Portfolio Company. In addition, the Adviser may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are lower than the fees to which the Portfolio Company is subject.

COMPENSATION. Portfolio managers at the Adviser are compensated through a number of different methods. First, a base salary is paid to all of the portfolio managers. Secondly, each portfolio manager is eligible to receive semi-annual and annual bonuses which are based upon the profitability of the Adviser, the Man Investments division of Man Group plc and Man Group plc as a whole. Each portfolio manager has a defined interest in the profitability of the Adviser that determines the level of their annual bonus. This determination is based upon both the performance of the Adviser's investment vehicles and the level of assets under management. These amounts are also adjusted based on the profitability of the Man Investments division as well as Man Group plc. Portfolio managers are also typically invited to participate in a co-investment program which provides for a matching grant of equity (as described below) subject to a four-year vesting period. Portfolio managers who participate in the co-investment program generally receive a matching grant of equity at a four-to-one level in the form of Man Group plc stock but can elect to have up to 50% of the matching amount instead be invested in an investment vehicle linked to the performance of the Portfolio Company. There are no other special compensation schemes for the portfolio managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to Section 12 of the Securities Exchange Act of 1934.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days prior to the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act subsequent to the date of their evaluation.

ITEMS 12.  EXHIBITS.

(a)(1) Registrant's code of ethics for principal executive and principal financial officers is filed herewith.

(a)(2) A separate certification for each of the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                  Man-Glenwood Lexington, LLC


                                         By:      /s/ John B. Rowsell
                                                  ------------------------------
                                                  John B. Rowsell
                                                  Principal Executive Officer

                                         Date:    June 6, 2008




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                         By:      /s/ John B. Rowsell
                                                  ------------------------------
                                                  John B. Rowsell
                                                  Principal Executive Officer

                                         Date:    June 6, 2008


                                         By:      /s/ Alicia B. Derrah
                                                  ------------------------------
                                                  Alicia B. Derrah
                                                  Principal Financial Officer

                                         Date:    June 6, 2008

                                  EXHIBIT INDEX

12(a)(1) Registrant's code of ethics for principal executive and principal financial officers

12(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

12(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended